Exhibit 99.1

KPMG LLP Suite 700 20 Pacifica Irvine, CA 92618-3391

Independent Accountants’ Agreed-Upon Procedures Report

BMW Financial Services NA, LLC (the “Company”)
MUFG Securities Americas Inc.
(together, the “Specified Parties”)

Re:  BMW Vehicle Lease Trust 2025-1 – Data File, XML Data File, and ALG Residual File Procedures

We have performed the procedures described below on the:

(i)
specified attributes in an electronic data file entitled “$2Bio 2025-1 Selected Pool Cut (Lease to KPMG) (36,253) 04.15.25.csv” provided by the Company on April 15, 2025, containing information on 36,253 automobile retail leases (the “Leases”) as of March 31, 2025 (the “Data File”);

(ii)
specified attributes in an electronic data file entitled “03.25 2025-1 ALD Tape for KPMG samples v2.csv” provided by the Company on May 19, 2025, containing information on the Selected Leases (defined below) as of March 31, 2025 (the “XML Data File”); and,

(iii)
specified attribute in an electronic data file entitled “2025-1 Lease ALG Recalc-Sent.xlsx” provided by the Company on May 20, 2025, containing information on the Selected Leases as of March 31, 2025 (the “ALG Residual File”)

which we were informed are intended to be included as collateral in the offering by BMW Vehicle Lease Trust 2025-1. The Company is responsible for the specified attributes identified by the Company in the Data File, XML Data File, and ALG Residual File.

The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet their intended purpose of assisting specified parties in evaluating the accuracy of the specified attributes in the Data File, XML Data File, and ALG Residual File. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.

The procedures performed may not address all the items of interest to a specified party of this report and may not meet the needs of all specified parties of this report and, as such, specified parties are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

●
The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.

●
The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the reporting threshold.

●	The term “reporting threshold” means that dollar amounts were within $0.01, and dates were within 1 day, unless otherwise stated.

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with
KPMG International Limited, a private English company limited by guarantee.

●	The term “Cutoff Date” means March 31, 2025.

●	The term “Title Document” means the Certificate of Title, Application for Title, Lien Statement, Electronic Title Document, Title Request Form or Transfer Letter.

●	The term “Company’s Customer Express System” means the Company’s system that contains account information such as: address, lease/loan information, and payment information and history.

●	The term “Company’s Funding System” means the Company’s system containing financing agreements and contracts.

●	The term “Company’s Credit Flow System” means the Company’s system containing customer information, credit decisions, and underwriting credit applications.

●	The term “ALG Residual Value” means the updated ALG residual amount (field “Updated ALG”) of each Selected Lease in the ALG Residual File as of the Cutoff Date.

●	The term “ALG Percentage” means the percentage (field “ALG %-Calc”) for each Selected Lease in the ALG Residual File as of the Cutoff Date.

●	The term “Mileage Adjustment Percentage” means the percentage (field “Mileage Allowance Adjustment”) for each Selected Lease in the ALG Residual File as of the Cutoff Date.

●	The term “Data File Instructions” means the instructions provided by the Company pertaining to a procedure, attribute, methodology, or value related to the Data File, as stated in Exhibit B.

●	The term “XML Data File Instructions” means the instructions provided by the Company pertaining to a procedure, attribute, methodology, or value related to the XML Data File, as stated in Exhibit C.

●	The term “ALG Residual File Instruction” means the instruction provided by the Company pertaining to a procedure related to the ALG Residual File, as described in Exhibit D.

●
The term “Source Documents” means the following information provided by the Company for each Selected Lease: Motor Vehicle Lease Agreement, Modification Letter, Title Document, Registration Application, Credit Application, information obtained from the Company’s Customer Express System, Company’s Funding System, and Company’s Credit Flow System, ALG Residual Value, ALG Percentage, and Mileage Adjustment Percentage.

●	The term “Provided Information” means the Source Documents, Data File Instructions, XML Data File Instructions, and ALG Residual File Instruction.

The procedures we were instructed by the Company to perform and the associated findings are as follows:

I.	Data File Procedures

A.
We randomly selected 100 Leases from the Data File (the “Selected Leases”). A listing of the Selected Leases is attached hereto as Exhibit A. For purposes of this procedure, the Company did not inform us of the basis they used to determine the number of Leases we were instructed to randomly select from the Data File.

2

B.
For each Selected Lease, we compared or recomputed the specified attributes in the Data File listed below to or using the corresponding information included in the Source Documents, utilizing the Data File Instructions, as applicable. The Specified Parties indicated that the absence of any of the information in the Source Documents or the inability to agree the indicated information from the Data File to the Source Documents for each of the attributes identified, utilizing the Data File Instructions as applicable, constituted an exception. The Source Documents are listed in the order of priority.

Attribute (Field Name in the Data File)	Source Document(s)/Data File Instructions
First Payment Date (FirstPaymentDate)	Motor Vehicle Lease Agreement
Monthly Base Payment Amount (MonthlyPaymentAmt)	Company’s Customer Express System, Motor Vehicle Lease Agreement, Modification Letter
Original Term to Maturity (CurrentTerm)	Motor Vehicle Lease Agreement
Maturity Date (ContractEndDate)	Company’s Customer Express System, Motor Vehicle Lease Agreement
State of Registration (GaragingStateCode)	Title Document, Company’s Customer Express System
Vehicle Identification Number (VIN)	Motor Vehicle Lease Agreement
Vehicle Model Year (ModelYear)	Motor Vehicle Lease Agreement
Adjusted Manufacturer’s Suggested Retail Price (MSRPAmt)	Company’s Funding System, Credit Application, and iMotor Vehicle Lease Agreement
FICO Credit Score (HighestTotalCreditScore)	Company’s Funding System, Company’s Credit Flow System, and Data File Instructions
Remaining Term to Maturity (RemainingTerm)	Motor Vehicle Lease Agreement and Data File Instructions
Days Past Due (MaxDaysOver)	Company’s Customer Express System and Data File Instructions
ALG Residual Amount at Inception (ALGMsrp)	Data File Instructions

We found such information to be in agreement without exception.

C.	For each Selected Lease, we observed the presence of the following in the Source Documents:

●
Title Document utilizing the Data File Instructions. We did not perform any procedures to determine if the Title Document complied with the Company’s guidelines for preparation and we make no representation regarding the validity or enforceability of the security interest.

●	Signed Original Motor Vehicle Lease Agreement. We make no representation regarding the authenticity of the signatures.

We found such information to be present.

3

II.	XML Data File Procedures

For each Selected Lease, we compared or recomputed the specified attributes in the XML Data File listed below to or using the corresponding information included in the Source Documents, utilizing the XML Data File Instructions, as applicable. The Specified Parties indicated that the absence of any of the information in the Source Documents or the inability to agree the indicated information from the XML Data File to the Source Documents for each of the attributes identified, utilizing the XML Data File Instructions as applicable, constituted an exception. The Source Documents are listed in the order of priority.

Attribute (Field Name in the XML Data File)	Source Document(s)/XML Data File Instructions
Lease Number (PCD_ACCT_NBR)	Company’s Customer Express System
Origination Date (OriginationDate)	Motor Vehicle Lease Agreement
Acquisition Cost (CapCostAmt)	Motor Vehicle Lease Agreement
Original Term to Maturity (OriginalTerm)	Motor Vehicle Lease Agreement
Maturity Date (ContractEndDate)	Company’s Customer Express System, Motor Vehicle Lease Agreement
First Payment Date (FirstPaymentDate)	Motor Vehicle Lease Agreement
Subvented - Yes/No (Subvented)	Company’s Funding System, Motor Vehicle Lease Agreement, and XML Data File Instructions
Vehicle Model (ModelName)	Motor Vehicle Lease Agreement, Company’s Customer Express System
Vehicle Model Year (ModelYear)	Motor Vehicle Lease Agreement
Vehicle Type (VehicleTypeCode)	Motor Vehicle Lease Agreement, Credit Application, and XML Data File Instructions
Original Vehicle Value (MSRPAmt)	Company’s Funding System, Credit Application, Motor Vehicle Lease Agreement
Contractual Residual Value (ResidualAmt)	Motor Vehicle Lease Agreement
FICO Credit Score (HighestTotalCreditScore)	Company’s Funding System, Company’s Credit Flow System, and XML Data File Instructions
Cosigner – Yes/No (CoSignerIndicator)	Credit Application, Company’s Funding System, and XML Data File Instructions
State of Registration (GaragingStateCode)	Title Document, Company’s Customer Express System
Remaining Term to Maturity (RemainingTerm)	Motor Vehicle Lease Agreement and XML Data File Instructions
Monthly Base Payment Amount (MonthlyPaymentAmt)	Company’s Customer Express System, Motor Vehicle Lease Agreement, Modification Letter

4

Attribute (Field Name in the XML Data File)	Source Document(s)/XML Data File Instructions
Days Past Due (MaxDaysOver)	Company’s Customer Express System and XML Data File Instructions
ALG Residual Amount at Inception (ALGMsrp)	XML Data File Instructions

We found such information to be in agreement without exception.

III.	ALG Residual File Procedures

For each Selected Lease, we recomputed the ALG Residual Amount utilizing the ALG Residual File Instruction.

We found such information to be in agreement without exception.

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants, which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data File, XML Data File, and ALG Residual File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.

We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

The procedures performed were applied based on the information included in the Data File, XML Data File, ALG Residual File, and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Company, (ii) the physical existence of the Leases, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Leases to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Lease being securitized, (iii) the compliance of the originator of the Leases with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Leases that would be material to the likelihood that the issuer of the Notes will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).

The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

/s/ KPMG LLP

Irvine, California
May 23, 2025

5

Exhibit A – The Selected Leases

Selected Lease Number	Lease Number	Selected Lease Number	Lease Number	Selected Lease Number	Lease Number
1	2025189680	35	2025105260	69	2025118347
2	2025119134	36	2025199523	70	2025159304
3	2025155442	37	2025146211	71	2025186294
4	2025181694	38	2025150820	72	2025101670
5	2025139736	39	2025116767	73	2025136714
6	2025126640	40	2025102995	74	2025177755
7	2025139697	41	2025198236	75	2025152943
8	2025134465	42	2025178581	76	2025166383
9	2025139529	43	2025140492	77	2025153188
10	2025137844	44	2025154885	78	2025176741
11	2025118941	45	2025199586	79	2025145060
12	2025134564	46	2025126461	80	2025167160
13	2025183696	47	2025127126	81	2025164304
14	2025189694	48	2025182064	82	2025168483
15	2025161219	49	2025137598	83	2025168663
16	2025143878	50	2025129154	84	2025192530
17	2025139562	51	2025111067	85	2025162879
18	2025198535	52	2025158250	86	2025186527
19	2025134537	53	2025126836	87	2025161240
20	2025126116	54	2025180564	88	2025128481
21	2025197253	55	2025127471	89	2025181531
22	2025178474	56	2025104050	90	2025147613
23	2025114923	57	2025176130	91	2025174019
24	2025199928	58	2025115066	92	2025186116
25	2025101299	59	2025137279	93	2025120148
26	2025183530	60	2025136473	94	2025195283
27	2025187013	61	2025164057	95	2025154436
28	2025114611	62	2025183680	96	2025177540
29	2025116440	63	2025181864	97	2025140641
30	2025185427	64	2025126511	98	2025121517
31	2025171568	65	2025142066	99	2025173665
32	2025135419	66	2025182808	100	2025131214
33	2025110920	67	2025148096
34	2025189634	68	2025127905

A-1

Exhibit B – Data File Instructions

Attribute	Data File Instructions
FICO Credit Score (HighestTotalCreditScore)
Recompute the FICO Credit Score as the greater of:

(i)      the Borrower’s Bureau Score from the Company’s Funding System, and

(ii)     the Co-Applicant Bureau Score from the Company’s Credit Flow System, if applicable.

Remaining Term to Maturity (RemainingTerm)	Recompute the Remaining Term to Maturity using the First Payment Date, the Original Term to Maturity contained in the Motor Vehicle Lease Agreement, and the Cutoff Date.
Days Past Due (MaxDaysOver)
Recompute the Days Past Due as follows:

(i)     if the payment received date from the Company’s Customer Express System was prior to the Cutoff Date:

a.  if the payment due date from the Company’s Customer Express System was on or prior to the Cutoff Date, recompute the number of Days Past Due as the number of days between and including the Cutoff Date and the payment due date from the Company’s Customer Express System; and

b.  if the payment due date from the Company’s Customer Express System was after the Cutoff Date, assume the number of Days Past Due to be zero.

(ii)     if the payment received date from the Company’s Customer Express System was after the Cutoff Date:

a.   if the payment due date from the Company’s Customer Express System was on or prior to the Cutoff Date, recompute the number of Days Past Due as the number of days between and including the Cutoff Date and the payment due date from the Company’s Customer Express System; and

b.   if the payment due date from the Company’s Customer Express System was after the Cutoff Date, assume the number of Days Past Due to be zero.

(iii)    if the payment received date from the Company’s Customer Express System was equal to the Cutoff Date and the payment due date from the Company’s Customer Express System was equal to the Cutoff Date, assume the number of Days Past Due to be zero.

B-1

Attribute	Data File Instructions
ALG Residual Amount at Inception (ALGMsrp)
Recompute the ALG Residual Amount at Inception as the product of:

(i)      the Adjusted Manufacturer’s Suggested Retail Price, and

(ii)     the sum of:

a.     the ALG Percentage, and

b.     the Mileage Adjustment Percentage.

Title Document
Observe the Title Document for each Selected Lease listed the Company’s security interest in the motor vehicle as “Financial Services Vehicle Trust” and named as the owner of the vehicle on the observed Title Document.

In the event the Title Document does not list “Financial Services Vehicle Trust” as the security interest and owner of the motor vehicle, observe there was a Transfer Letter issued in the Company’s Customer Express System that indicates a transfer of ownership to “Financial Services Vehicle Trust”.

In the event there was no Title Document available, perform the following procedures: (i) observe that the Electronic Lien Title was issued in the Company’s Customer Express System, and (ii) observe that the Company’s security interest in the motor vehicle was listed as “Financial Services Vehicle Trust” and named as the owner of the vehicle on the Registration Application.

B-2

Exhibit C – XML Data File Instructions

Attribute	XML Data File Instructions
Subvented - Yes/No (Subvented)
For the purposes of identifying if a Selected Lease was subvented (listed as 1, 2, or 98 in the (Subvented) field in the XML Data File):

(i)     If the Rate Type in the Company’s Funding System indicates “Sales Support,” the lease is considered “subvented.”

(ii)    If the Rate Type in the Company’s Funding System is “New,” perform the following procedures:

a.    if the BMW Defined Rate in the Company’s Funding System is not equal to the rate on the Motor Vehicle Lease Agreement, the lease is considered “subvented.”

b.    if the Motor Vehicle Lease Agreement indicates a cash rebate was used, the lease is considered “subvented.”

Vehicle Type (VehicleTypeCode)	Consider a Vehicle Type (VehicleTypeCode) of “1” to be a car or a Vehicle Type (VehicleTypeCode) of “3” to be an SUV.
FICO Credit Score (HighestTotalCreditScore)
Recompute the FICO Credit Score as the greater of:

(i)    the Borrower’s Bureau Score from the Company’s Funding System, and

(ii)   the Co-Applicant Bureau Score form the Company’s Credit Flow System, if applicable.

Cosigner – Yes/No (CoSignerIndicator)	Consider business leases for which an individual signed as the guarantor for the Lease to be “Yes” in the Cosigner (CoSignerIndicator) field.
Remaining Term to Maturity (RemainingTerm)	Recompute the Remaining Term to Maturity using the First Payment Date and the Original Term to Maturity contained in the Motor Vehicle Lease Agreement, and the Cutoff Date.
Days Past Due (MaxDaysOver)
Recompute the Days Past Due as follows:

(i)           if the payment received date from the Company’s Customer Express System was prior to the Cutoff Date:

a.    if the payment due date from the Company’s Customer Express System was on or prior to the Cutoff Date, recompute the number of Days Past Due as the number of days between and including the Cutoff Date and the payment due date from the Company’s Customer Express System; and

b.  if the payment due date from the Company’s Customer Express System was after the Cutoff Date, assume the number of Days Past Due to be zero.

C-1

Attribute	XML Data File Instructions

(ii)    if the payment received date from the Company’s Customer Express System was after the Cutoff Date:

a.  if the payment due date from the Company’s Customer Express System was on or prior to the Cutoff Date, recompute the number of Days Past Due as the number of days between and including the Cutoff Date and the payment due date from the Company’s Customer Express System; and

b.  if the payment due date from the Company’s Customer Express System was after the Cutoff Date, assume the number of Days Past Due to be zero.

(iii)    if the payment received date from the Company’s Customer Express System was equal to the Cutoff Date and the payment due date from the Company’s Customer Express System was equal to the Cutoff Date, assume the number of Days Past Due to be zero.

ALG Residual Amount at Inception (ALGMsrp)	Recompute the ALG Residual Amount at Inception as the product of: (i) the Original Vehicle Value, and (ii) the sum of: a. the ALG Percentage, and b. the Mileage Adjustment Percentage.

C-2

Exhibit D – ALG Residual File Instruction

Attribute	ALG Residual File Instruction
ALG Residual Amount (Securitized ALG)	Recompute the ALG Residual Amount as the lesser of: (i) the ALG Residual Amount at Inception from the Data File, and (ii) the ALG Residual Value.

D-1